Equity (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of Equity [Abstract]
Disclosure of detailed information about number of shares issued [text block]
No of shares

	Year ended March 31,
	2018	2017	2016
Issued as at April 01	178,530,787	178,530,787	178,530,787
Issued for cash	-	-	-
Issued for consideration other than cash	-	-	-
Exercise of share options	153,860	-	-
Issued as at March 31	178,684,647	178,530,787	178,530,787